Fees Summary	Feb. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 305,099,220.00
Previously Paid Amount	966.70
Total Fee Amount	42,132.91
Total Offset Amount	0.00
Net Fee	$ 41,166.21